Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	₩ 1,621,041	₩ 1,607,253
Expected return on plan assets	41,797	38,597
Remeasurements (before tax)	(15,483)	(7,264)
Contributions by employer directly to plan assets	201,417	101,462
Benefit payments	(97,989)	(119,007)
Fair value of plan assets at December 31	₩ 1,750,783	₩ 1,621,041